Cover	Jul. 29, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002132913
Document Type	S-6
Entity Registrant Name	FT 13123
Document Period End Date	Jul. 29, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks a high rate of current income by investing in a portfolio of preferred stocks and trust preferred securities selected by the Sponsor in collaboration with the consulting analysts of Raymond James and Associates, Inc. The Trust is designed to pay monthly income. Under normal circumstances, the Trust will invest at least 80% of its assets in preferred stocks and trust preferred securities. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in securities of companies within the financials sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

Preferred stocks are equity securities of the issuing company which pay income in the form of dividends. Trust preferred securities are securities issued by corporations, generally in the form of interest-bearing notes, distributions on which are treated as interest, rather than dividends, for federal tax purposes. The preferred stocks and trust preferred securities were selected by our research department based on a number of factors including, but not limited to, a security’s creditworthiness and valuation. Creditworthiness is assessed on the evaluation of fundamental characteristics of the issuer as well as industry specific and geographic risk. Credit ratings and financial outlooks are also considered. Factors considered at the security level include the analysis of the issuer’s capital structure, the subordination of the security, the coupon type, liquidity, the amount of an issue outstanding and dividend rights. These factors in combination with the duration, yield, price, call features and maturity dates result in an overall determination of relative value.

While not a part of the Trust’s portfolio selection process, the Trust also invests in REITs, foreign securities and companies with various market capitalizations.

As with any similar investments, there can be no guarantee that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.